Long-term Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	2016	2015
Amended 2012 Credit Agreement	$2.365.522	$2.611.580
Senior Notes	4.923.476	5.325.618
Convertible Bonds	401.333	407.705
Accounts Receivable Facility	173.965	50.185
Capital lease obligations	46.143	40.621
Other	55.504	82.113
Long-term debt and capital lease obligations	$7.965.943	$8.517.822
Less current portion	(763.398)	(664.335)
Long-term debt and capital lease obligations, less current portion	$7.202.545	$7.853.487

2006 Senior Credit Agreement Table
	Maximum Amount Available 2016		Balance Outstanding 2016(1)

Revolving Credit USD	$1.000.000	$1.000.000	$10.187	$10.187
Revolving Credit EUR	€400.000	$421.640	€-	$-
USD Term Loan	$2.100.000	$2.100.000	$2.100.000	$2.100.000
EUR Term Loan	€252.000	$265.633	€252.000	$265.633
		$3.787.273		$2.375.820

	Maximum Amount Available 2015		Balance Outstanding2015(1)

Revolving Credit USD	$1.000.000	$1.000.000	$25.110	$25.110
Revolving Credit EUR	€400.000	$435.480	€-	$-
USD Term Loan	$2.300.000	$2.300.000	$2.300.000	$2.300.000
EUR Term Loan	€276.000	$300.481	€276.000	$300.481
		$4.035.961		$2.625.591

(1) Amounts shown are excluding debt issuance costs.

Schedule of senior notes
Issuer/Transaction	Face Amount	Maturity	Coupon	Book Value2016	Book Value2015
FMC Finance VI S.A. 2010	€250.000	July 15, 2016	5,50%	$-	$271.409
FMC Finance VIII S.A. 2011(1)	€100.000	October 15, 2016	3,21%	$-	$108.735
FMC US Finance, Inc. 2007	$500.000	July 15, 2017	6 7/8%	$499.098	$497.363
FMC Finance VIII S.A. 2011	€400.000	September 15, 2018	6,50%	$418.665	$430.600
FMC US Finance II, Inc. 2011	$400.000	September 15, 2018	6,50%	$397.275	$395.678
FMC US Finance II, Inc. 2012	$800.000	July 31, 2019	5,625%	$797.560	$796.505
FMC Finance VIII S.A. 2012	€250.000	July 31, 2019	5,25%	$262.464	$270.655
FMC US Finance II, Inc. 2014	$500.000	October 15, 2020	4,125%	$496.798	$495.944
FMC US Finance, Inc. 2011	$650.000	February 15, 2021	5,75%	$643.708	$642.167
FMC Finance VII S.A. 2011	€300.000	February 15, 2021	5,25%	$314.235	$324.045
FMC US Finance II, Inc. 2012	$700.000	January 31, 2022	5,875%	$696.834	$696.086
FMC US Finance II, Inc. 2014	$400.000	October 15, 2024	4,75%	$396.839	$396.431
				$4.923.476	$5.325.618

(1) This note carried a variable interest rate which was 3.21% at the last interest fixing.

Long-term debt future payments
2017	$764.300
2018	1.064.456
2019	3.178.459
2020	930.017
2021	972.874
Thereafter	1.115.424
$8.025.530

Accounts Receiable Facility
	Maximum Amount Available(1)		Balance Outstanding(2)
	2016	2015	2016	2015

Accounts Receivable Facility	$800.000	$800.000	$175.000	$51.000

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.